Share equity incentive plans - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	$ 11,171	$ 4,800	$ 2,004
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	211	40	38
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	4,058	1,107	452
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	3,450	821	427
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense	$ 3,452	$ 2,832	$ 1,087